Note 23 - Provisions - Reconciliation of Provisions (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Balance	$ 3,932	$ 3,066	$ 3,818
Foreign exchange	(18)	184	(41)
Additional provisions	146	3,776	3,171
Reverse unused provisions	(41)	(179)	(100)
Unwinding of discount	42
Provisions utilized	(243)	(3,880)	(1,734)
Disposals			(2,048)
Balance	3,818	2,967	3,066
Employee entitlements [member]
Statement Line Items [Line Items]
Balance	1,686	1,730	1,657
Foreign exchange	(18)	170	(41)
Additional provisions	146	1,306	1,659
Reverse unused provisions	(41)	(67)	(72)
Unwinding of discount	0
Provisions utilized	(116)	(1,172)	(1,473)
Disposals			0
Balance	1,657	1,967	1,730
Employee termination [member]
Statement Line Items [Line Items]
Balance	158	0	113
Foreign exchange	0	0	0
Additional provisions	0	0	176
Reverse unused provisions	0	0	(28)
Unwinding of discount	0
Provisions utilized	(45)	0	(261)
Disposals			0
Balance	113	0	0
Remediation provision [member]
Statement Line Items [Line Items]
Balance	0	0	0
Foreign exchange	0	0	0
Additional provisions	0	306	0
Reverse unused provisions	0	0	0
Unwinding of discount	0
Provisions utilized	0	0	0
Disposals			0
Balance	0	306	0
Onerous contracts provision [member]
Statement Line Items [Line Items]
Balance	2,088	0	2,048
Foreign exchange	0		0
Additional provisions	0	0	0
Reverse unused provisions	0	0	0
Unwinding of discount	42
Provisions utilized	(82)	0	0
Disposals			(2,048)
Balance	2,048	0	0
Litigation provision [member]
Statement Line Items [Line Items]
Balance	0	1,104	0
Foreign exchange	0		0
Additional provisions	0	2,042	1,104
Reverse unused provisions	0	0	0
Unwinding of discount	0
Provisions utilized	0	(2,661)	0
Disposals			0
Balance	0	485	1,104
Warranty provision [member]
Statement Line Items [Line Items]
Balance	0	232	0
Foreign exchange	0	14	0
Additional provisions	0	122	232
Reverse unused provisions	0	(112)	0
Unwinding of discount	0
Provisions utilized	0	(47)	0
Disposals			0
Balance	$ 0	$ 209	$ 232